Summary of Significant Accounting Policies - Estimated Useful Lives Used to Depreciate Real Property Assets (Detail)	Jun. 30, 2026	Dec. 31, 2025
Land
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Depreciation Method [Extensible Enumeration]	us-gaap:NoDepreciationMethodMember	us-gaap:NoDepreciationMethodMember
Buildings
Property, Plant and Equipment [Line Items]
Standard Depreciable Life	35 years	35 years
Site Improvements | Minimum
Property, Plant and Equipment [Line Items]
Standard Depreciable Life	7 years	7 years
Site Improvements | Maximum
Property, Plant and Equipment [Line Items]
Standard Depreciable Life	10 years	10 years